UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT COMPANY

Investment Company Act file number:    811-21668

Cohen & Steers Dividend Value Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Francis C. Poli

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    February 28

Date of reporting period:    November 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2017 (Unaudited)

		Number of Shares	Value
COMMON STOCK	99.1%
BASIC MATERIALS—PAPER & FOREST PRODUCTS	0.7%
International Paper Co.		25,524	$1,444,914

COMMUNICATIONS	4.2%
TELECOMMUNICATION	2.9%
AT&T		158,543	5,767,794

TOWERS	1.3%
Crown Castle International Corp.		21,780	2,461,140

TOTAL COMMUNICATIONS			8,228,934

CONSUMER—CYCLICAL	9.5%
MEDIA	3.3%
The Walt Disney Co.		33,589	3,520,799
Time Warner		32,511	2,975,082

			6,495,881

RETAIL	1.5%
Ross Stores		39,202	2,980,528

SPECIALTY RETAIL	4.7%
Home Depot/The		17,274	3,106,211
Lowe’s Cos.		59,658	4,973,687
TJX Cos./The		13,029	984,341

			9,064,239

TOTAL CONSUMER—CYCLICAL			18,540,648

CONSUMER—NON-CYCLICAL	8.2%
AGRICULTURE	1.5%
Altria Group		44,198	2,997,950

COSMETICS/PERSONAL CARE	2.3%
Procter & Gamble Co./The		48,897	4,400,241

FOOD PRODUCTS	2.9%
Kroger Co./The		107,819	2,788,200
Tyson Foods, Class A		35,524	2,921,849

			5,710,049

RETAIL	1.5%
Wal-Mart Stores		29,091	2,828,518

TOTAL CONSUMER—NON-CYCLICAL			15,936,758

ELECTRIC—REGULATED ELECTRIC	1.0%
WEC Energy Group		28,790	2,000,617

		Number of Shares	Value
ENERGY	9.4%
OIL & GAS	8.5%
Anadarko Petroleum Corp.		61,035	$2,935,173
EOG Resources		30,777	3,149,103
Exxon Mobil Corp.		82,296	6,854,434
Marathon Petroleum Corp.		15,542	973,395
Pioneer Natural Resources Co.		17,378	2,711,663

			16,623,768

OIL & GAS SERVICES	0.9%
Schlumberger Ltd.		28,025	1,761,371

TOTAL ENERGY			18,385,139

FINANCIAL	28.3%
BANKS	10.6%
Bank of America Corp.		263,046	7,410,006
Huntington Bancshares		165,642	2,385,245
PNC Financial Services Group		21,328	2,997,864
Wells Fargo & Co.		105,272	5,944,710
Zions Bancorporation		39,059	1,935,373

			20,673,198

DIVERSIFIED FINANCIAL SERVICES	8.1%
Ameriprise Financial		13,745	2,243,596
BlackRock		4,005	2,007,266
JPMorgan Chase & Co.		77,174	8,066,227
Morgan Stanley		67,284	3,472,527

			15,789,616

INSURANCE	9.6%
Assurant		19,231	1,939,831
Chubb Ltd. (Switzerland)		37,154	5,651,495
Everest Re Group Ltd. (Bermuda)		16,202	3,557,959
Hartford Financial Services Group		68,831	3,953,653
MGIC Investment Corp.[a]		118,667	1,734,911
Prudential Financial		16,795	1,945,533

			18,783,382

TOTAL FINANCIAL			55,246,196

HEALTH CARE	13.6%
BIOTECHNOLOGY	2.7%
Biogen[a]		9,051	2,915,961

		Number of Shares	Value
Gilead Sciences		30,672	$2,293,652

			5,209,613

HEALTH CARE EQUIPMENT & SUPPLIES	1.6%
Abbott Laboratories		56,234	3,169,911

HEALTH CARE PRODUCTS	1.6%
Johnson & Johnson		21,928	3,055,228

HEALTH CARE PROVIDERS & SERVICES	2.6%
Aetna		22,893	4,124,861
Cigna Corp.		4,791	1,014,398

			5,139,259

PHARMACEUTICAL	5.1%
Bristol-Myers Squibb Co.		63,215	3,994,556
Pfizer		162,179	5,880,610

			9,875,166

TOTAL HEALTH CARE			26,449,177

INDUSTRIALS	8.4%
AEROSPACE & DEFENSE	1.2%
General Dynamics Corp.		11,510	2,384,412

AIR FREIGHT & COURIERS	2.0%
FedEx Corp.		16,952	3,923,710

COMMERCIAL SERVICES & SUPPLIES	1.0%
Republic Services		30,000	1,948,200

DIVERSIFIED MANUFACTURING	3.2%
General Electric Co.		251,725	4,604,050
Honeywell International		9,969	1,554,765

			6,158,815

MACHINERY	1.0%
Snap-on		11,966	2,027,399

TOTAL INDUSTRIALS			16,442,536

INFORMATION TECHNOLOGY—IT CONSULTING & SERVICES	1.0%
Accenture PLC, Class A (Ireland)		13,589	2,011,308

MATERIALS—CHEMICALS	1.0%
DowDuPont		26,707	1,921,836

		Number of Shares	Value
REAL ESTATE—SHOPPING CENTERS—COMMUNITY CENTER	0.5%
Kimco Realty Corp.		47,989	$888,756

TECHNOLOGY	9.5%
COMPUTERS	1.5%
International Business Machines Corp.		18,823	2,898,177

SEMICONDUCTORS	3.0%
Broadcom Ltd. (Singapore)		5,413	1,504,489
Intel Corp.		30,490	1,367,172
NXP Semiconductors NV (Netherlands)[a]		25,302	2,868,994

			5,740,655

SOFTWARE	3.1%
Oracle Corp.		83,091	4,076,444
Symantec Corp.		68,302	1,978,709

			6,055,153

TELECOMMUNICATION EQUIPMENT	1.9%
Cisco Systems		101,359	3,780,691

TOTAL TECHNOLOGY			18,474,676

UTILITIES	3.8%
ELECTRIC UTILITIES	2.2%
NextEra Energy		27,888	4,407,419

REGULATED ELECTRIC	1.6%
Alliant Energy Corp.		68,054	3,069,916

TOTAL UTILITIES			7,477,335

TOTAL COMMON STOCK (Identified cost—$152,736,741)			193,448,830

SHORT-TERM INVESTMENTS	1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.02%[b]		3,241,181	3,241,181

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,241,181)			3,241,181

		Number of Shares	Value
TOTAL INVESTMENTS (Identified cost—$155,977,922)	100.7%		$196,690,011
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)		(1,449,813)

NET ASSETS	100.0%		$195,240,198

Note: Percentages indicated are based on the net assets of the Fund.

[a]	Non-income producing security.
[b]	Rate quoted represents the annualized seven-day yield of the fund.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of November 30, 2017.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$193,448,830	$193,448,830	$—	$—
Short-Term Investments	3,241,181	—	3,241,181	—

Total Investments[a]	$196,690,011	$193,448,830	$3,241,181	$—

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

a	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: January 16, 2018